Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 14, 2014	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost charged against income	$ 334,000	$ 243,000
Options granted (in shares)	332,250	8,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	126,800
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.88%	2.32%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.03%	19.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.39%	1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.28	$ 2.09
Options exercised during period (in shares)	4,472	12,968
Options exercised, intrinsic value	21,000	52,000
Cash received	28,000	84,000
Tax benefits related to the exercise of options	10,000	28,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors			14,471	417,543
Equity Incentive Plan [Member] | Unearned ESOP Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors		298,245
Unrecognized compensation cost related to nonvested stock options granted under the Plan	893,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors		119,298
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
Unrecognized compensation cost related to nonvested stock options granted under the Plan	1,670,000
Intrinsic value of nonvested shares	$ 412,000
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors			473,845
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
2014 Equity Incentive Plan [Member] | Unearned ESOP Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	352,544
Option awards, vesting periods	5 years
Option awards, contractual terms	10 years
Option awards, annual percentage, vesting	20.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 2 months
Available shares for future grants	20,294
2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	135,772
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 3 months
Available shares for future grants	8,972